OTHER ASSETS AND LIABILITIES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Jul. 09, 2025	Jul. 08, 2025	Dec. 31, 2024
Other current assets:
Prepaid expenses	₺ 482,810			₺ 416,959
Prepaid tax	382,410			88,978
Value added tax ("VAT") receivables	126,182			13,530
Advances given	33,896			24,931
Restricted cash held at central banks in respect of customers	18,750			24,542
Other	125,619			56,874
Total	1,169,667			625,814
Withholding tax on deposit interest income		17.50%	15.00%
Other non-current assets:
Prepaid expenses	39,801			15,013
Other	754			1,224
Total	40,555			16,237
Other current liabilities:
Taxes and funds payable	831,775			1,167,273
Expense accruals	319,051			293,139
Deferred income	111,835			458,645
Refund liability	107,454			172,678
Received upfront fee under ADS program	102,350			102,350
Payable to personnel	4,473			8,868
Other liabilities	451			1,045
Total	1,477,389			2,203,998
Other non-current liabilities:
Deferred income	342,196			390,805
Received upfront fee under ADS program	161,236			263,586
Total	₺ 503,432			₺ 654,391
American Depositary Shares fees collection period	7 years